Insurance (Separate Accounts - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Separate Accounts [Line Items]
Separate account assets	$ 135,939,000,000	$ 139,335,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0
Funding Agreements and Participating Close Out Contracts Included in Separate Accounts with a Guaranteed Minimum Return or Account Value
Schedule Separate Accounts [Line Items]
Average interest rate credited on separate accounts with a guaranteed minimum return or account value	2.40%	2.25%
Pass Through Separate Accounts
Schedule Separate Accounts [Line Items]
Separate account assets	$ 79,700,000,000	$ 83,800,000,000
Separate Accounts With Minimum Return Or Account Value
Schedule Separate Accounts [Line Items]
Separate account assets	$ 56,200,000,000	$ 55,500,000,000